UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     May 07, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     792307


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE





                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC  COMMON              007903107     7702   830893 X        SOLE                   830893
ADVANCED MICRO DEVICES INC  NOTE                007903AL1   116569120379000 X        SOLE                120379000
ADVANCED MICRO DEVICES INC  NOTE                007903AN7    15582 15509000 X        SOLE                 15509000
AIRGAS INC                  COMMON              009363102    48991   770057 X        SOLE                   770057
AIRGAS INC                  OPTION              009363902       22      128     X    SOLE                      128
CIT GROUP INC               OPTION              125581901     2276     2117     X    SOLE                     2117
CIT GROUP INC               COMMON              125581801    37501   962552 X        SOLE                   962552
COCA COLA ENTERPRISES INC   COMMON              191219104    47744  1726093 X        SOLE                  1726093
DOW CHEM CO                 OPTION              260543953      422     4445     X    SOLE                     4445
DU PONT E I DE NEMOURS & CO OPTION              263534959      146     3558     X    SOLE                     3558
EXXON MOBIL CORP            OPTION              30231G952      375     1210     X    SOLE                     1210
INTERACTIVE DATA CORP       OPTION              45840J907       33      119     X    SOLE                      119
INTERACTIVE DATA CORP       COMMON              45840J107    22441   701288 X        SOLE                   701288
LIBERTY ACQUISITION HLDGS COCOMMON              53015Y107     8275   837537 X        SOLE                   837537
LIBERTY MEDIA CORP          COMMON              53071M708    17651   322856 X        SOLE                   322856
MILLIPORE CORP              OPTION              601073909      389      608     X    SOLE                      608
MILLIPORE CORP              COMMON              601073109    50820   481253 X        SOLE                   481253
OSI PHARMACEUTICALS INC     COMMON              671040103    97414  1635833 X        SOLE                  1635833
OSI PHARMACEUTICALS INC     OPTION              671040953       55     1230     X    SOLE                     1230
OSI PHARMACEUTICALS INC     OPTION              671040903      567      994     X    SOLE                      994
OSI PHARMACEUTICALS INC     OPTION              671040903     1369     4804     X    SOLE                     4804
OSI PHARMACEUTICALS INC     OPTION              671040903     1487     2155     X    SOLE                     2155
OSI PHARMACEUTICALS INC     OPTION              671040953     1011     9624     X    SOLE                     9624
OSI PHARMACEUTICALS INC     OPTION              671040953       11      323     X    SOLE                      323
SMITH INTL INC              COMMON              832110100    21187   494789 X        SOLE                   494789
SPDR S&P 500 ETF TR         OPTION              78462F953      275     1251     X    SOLE                     1251
TERRA INDS INC              COMMON              880915103   136544  2983911 X        SOLE                  2983911
WILLIAMS COS INC            OPTION              969457900     5652    14874     X    SOLE                    14874
XTO ENERGY INC              COMMON              98385X106   149796  3174995 X        SOLE                  3174995